Related-party Transactions - Summary of Potential Compensation Pay-Outs (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
LTI: Performance Shares		€ 4,974,000	€ 5,267,000
Total		8,521,000	8,651,000
Executive Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
STI: Cash Bonus	€ 667,585	€ 597,143	€ 693,000
STI: Cash Bonus	110.00%	100.00%
LTI: Performance Shares	175.00%		300.00%
Target [member] | Executive Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Base Salary	€ 550,000	€ 550,000	€ 550,000
Car Allowance	40,000	40,000	40,000
STI: Cash Bonus	605,000	550,000	550,000
LTI: Performance Shares	1,650,000	1,650,000	1,650,000
Total	€ 2,845,000	€ 2,790,000	€ 2,790,000
STI: Cash Bonus	110.00%	100.00%	100.00%
STI: Cash Bonus	145.00%	145.00%	145.00%
LTI: Performance Shares	300.00%	300.00%	300.00%
Top of range [member] | Executive Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Base Salary	€ 550,000	€ 550,000	€ 550,000
Car Allowance	40,000	40,000	40,000
STI: Cash Bonus	877,000	798,000	798,000
LTI: Performance Shares	2,887,000	2,887,000	2,887,000
Total	€ 4,354,000	€ 4,275,000	€ 4,275,000
STI: Cash Bonus	145.00%	145.00%	145.00%
LTI: Performance Shares	175.00%	175.00%	175.00%